Income Taxes - Components of Income Tax (Benefit)/Expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Income Tax Disclosure [Abstract]
Current income tax expense	¥ 129,164	$ 18,553	¥ 123,887	¥ 4,649
Deferred income tax benefit	(77,312)	(11,105)	(45,086)	(12,214)
Income tax (benefit)/expense	¥ 51,852	$ 7,448	¥ 78,801	¥ (7,565)